Janus Henderson Small Cap Value Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Small Cap Value Fund	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.03%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.73%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.11%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.74%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.60%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.34%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.84%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.